Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	300,000,000	70,000,000	70,000,000
Common stock, shares issued	2,662,489	10,592,607	7,341,607
Common stock, shares outstanding	2,662,489	10,592,607	7,341,607
Commom stock	$ 266	$ 1,059
Revision of Prior Period, Reclassification, Adjustment [Member]
Preferred stock, par value		$ 0.0001
Preferred stock, shares authorized		20,000,000
Common stock, par value		$ 0.0001
Common stock, shares authorized		300,000,000
Common stock, shares issued		353,087
Common stock, shares outstanding		353,087
Commom stock		$ 35	$ 1,028
Common Class Subject to Redemption [Member]
Common stock subject to possible redemption, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock subject to possible redemption, shares issued		173,879	173,879
Common stock subject to possible redemption, redemption price per share	$ 11.03	$ 11.03
Common stock subject to possible redemption, shares outstanding		5,796
Common Class Subject to Redemption [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Common stock subject to possible redemption, par value		$ 0.0001
Common stock subject to possible redemption, shares issued		5,796
Common stock subject to possible redemption, redemption price per share		$ 11.03
Common stock subject to possible redemption, shares outstanding		5,796
Series A Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.001	$ 0.001
Preferred stock, shares authorized	110,000	500,000	500,000
Preferred stock, shares issued	0	345,528	345,528
Preferred stock, shares outstanding	0	345,528	345,528
Series A Convertible Preferred Stock [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Preferred stock, par value		$ 0.0001
Preferred stock, shares authorized		110,000
Preferred stock, shares issued		0
Preferred stock, shares outstanding		0
Series B Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 1.00	$ 1.00
Preferred stock, shares authorized	3,000	3,000	3,000
Preferred stock, shares issued	1	3,000	2,000
Preferred stock, shares outstanding	1	3,000	2,000
Series B Convertible Preferred Stock [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Preferred stock, par value		$ 0.0001
Preferred stock, shares authorized		3,000
Preferred stock, shares issued		3,000
Preferred stock, shares outstanding		3,000
Series C Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 82.46	$ 82.46
Preferred stock, shares authorized	5,000	5,000	5,000
Preferred stock, shares issued	4,851	4,851	4,851
Preferred stock, shares outstanding	4,851	4,851	4,851
Series C Convertible Preferred Stock [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Preferred stock, par value		$ 0.0001
Preferred stock, shares authorized		5,000
Preferred stock, shares issued		4,851
Preferred stock, shares outstanding		4,851
Series A Convertible Preferred Stock One [Member]
Preferred stock, par value	$ 0.001
Preferred stock, shares authorized	500,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Series A Convertible Preferred Stock One [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Preferred stock, par value		$ 0.001
Preferred stock, shares authorized		500,000
Preferred stock, shares issued		345,528
Preferred stock, shares outstanding		345,528
Series D Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001
Preferred stock, shares authorized	6,666,700
Preferred stock, shares issued	150,000	0
Preferred stock, shares outstanding	150,000	0
Series D Convertible Preferred Stock [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Preferred stock, par value		$ 0.0001
Preferred stock, shares authorized		6,666,700
Preferred stock, shares issued		0
Preferred stock, shares outstanding		0
Series E Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001
Preferred stock, shares authorized	100
Preferred stock, shares issued	51
Preferred stock, shares outstanding	51
Series E Convertible Preferred Stock [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Preferred stock, par value		$ 0.0001
Preferred stock, shares authorized		100
Preferred stock, shares issued		0
Preferred stock, shares outstanding		0
Series F Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001
Preferred stock, shares authorized	10,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Series F Convertible Preferred Stock [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Preferred stock, par value		$ 0.0001
Preferred stock, shares authorized		10,000
Preferred stock, shares issued		0
Preferred stock, shares outstanding		0
Series G Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000	10,000
Preferred stock, shares issued	3,318
Preferred stock, shares outstanding	3,318
Series G Convertible Preferred Stock [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Preferred stock, shares issued		0
Preferred stock, shares outstanding		0